Commitments and Contingencies - Purchase Obligations (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	$ 417,931
2019	520,165
Total	938,096
Drilling units building contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	417,931
2019	520,165
Total	$ 938,096